Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2016	2015	2014

Current payable	$1,998	$1,004	$2,146
Deferred	(93)	558	(154)

Total provision	$1,905	$1,562	$1,992

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2016	2015

Deferred tax assets:
Allowance for loan and lease losses	$2,243	$2,171
Supplemental retirement plan	382	371
Investment security basis adjustment	66	66
Nonaccrual interest income	456	415
Deferred origination fees, net	-	12
OREO adjustments	26	92
Accrued compensation	261	234
Other	82	23
Gross deferred tax assets	3,516	3,384

Deferred tax liabilities:
Premises and equipment	445	514
Net unrealized gain on securities	618	1,233
FHLB stock dividends	225	225
Intangibles	449	401
Mortgage servicing rights	103	68
Deferred origination fees, net	63	-
Other	6	44
Gross deferred tax liabilities	1,909	2,485

Net deferred tax assets	$1,607	$899

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2016			2015			2014
		% of			% of			% of
		Pretax			Pretax			Pretax
	Amount	Income		Amount	Income		Amount	Income

Provision at statutory rate	$2,829	34.0	% $	2,866	34.0	% $	3,119	34.0%
Tax-free income	(1,177)	(14.1)		(1,347)	(15.9)		(1,187)	(12.9)
Nondeductible interest expense	32	0.4		34	0.4		37	0.4
Nondeductible merger-related expense	186	2.2		-	0.0		-	0.0
Other	35	0.4		9	0.0		23	0.2

Actual tax expense and effective rate	$1,905	22.9	% $	1,562	18.5	% $	1,992	21.7%